Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Signification Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in the allowance for receivables, impairment of long-lived assets, and going concern. Actual results could differ from those estimates and judgments.

Discontinued operations

Discontinued operations

The Company accounts for discontinued operations in accordance with ASC 205-20, Presentation of Financial Statements—Discontinued Operations.

A component of the Company is classified as a discontinued operation when it has been disposed of or is classified as held for sale, and the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. A component comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

Results of operations of discontinued operations are reported separately in the consolidated statements of operations for all periods presented, including revenues, cost of revenues, and expenses directly attributable to the discontinued operations. Indirect costs are allocated to discontinued operations only if they are directly attributable to the disposed component.

Cash flows related to discontinued operations are not presented separately in the consolidated statements of cash flows; however, disclosures are provided where required.

Assets and liabilities of a component classified as held for sale are presented separately in the consolidated balance sheets when the held-for-sale criteria are met. The Company measures assets held for sale at the lower of their carrying amount or fair value less cost to sell. No assets or liabilities were classified as held for sale in the balance sheet, as the decision to dispose and the completion of the disposal occurred within the same financial year. As a result, the disposal group did not meet the held-for-sale criteria at any reporting date, and the related assets and liabilities were derecognized upon disposal. The results of the disposed component are presented as discontinued operations in the statement of operations.

The Company ceases depreciation and amortization of long-lived assets once they are classified as held for sale.

The Company evaluates each reporting period whether components meet the criteria for classification as discontinued operations and reclassifies prior period financial statements to conform to current presentation, where applicable.

Management applies significant judgment in determining whether a disposal represents a strategic shift with a major effect on the Company’s operations and financial results. Certain components, such as the Company’s Singapore grocery segment, have been classified as discontinued operations, while other operations that are under evaluation or not yet disposed of continue to be presented within continuing operations.

Cash and cash equivalents

Cash and cash equivalents

Cash is carried at cost and represent cash on hand and bank deposits. Cash equivalents consist of funds received from customers, which funds were held at the third-party platform’s fund account, and which are unrestricted and immediately available for withdrawal and use.

Periodically, the Company may carry cash balances at financial institutions more than the respective subsidiaries’ government insured limits in Singapore, Indonesia, Malaysia (subsidiary in Malaysia was disposed on July 27, 2022) and China (subsidiary in China was disposed on June 29, 2022) ranging from approximately $123,996 to $56,790,000 per institution. The amount in excess of government insurance as of December 31, 2025 and 2024, was approximately $2,367,372 and $3,734,049 respectively. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Foreign currencies translation and transactions

Foreign currencies translation and transactions

The reporting currency of the Company is United States Dollar (“US$”) and the accompanying consolidated financial statements have been expressed in “$”. In addition, the Company’s subsidiaries are operating in Singapore and Indonesia and maintains its books and records in its local currency, Singapore Dollar (“SGD”) and Indonesia Rupiah (“IDR”), respectively, which are the functional currency as being the primary currency of the economic environment in which their operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Shareholders’ equity is translated using the historical rates. Revenues and expenses are translated at average rates prevailing during the year. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statements of changes in shareholders’ equity.

Accounts receivable

Accounts receivable

Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable and other receivables. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure relating to its customers, suppliers or others. For the years ended December 31, 2025, 2024 and 2023, the Company recorded a provision for expected credit loss of $1,671,060, $648,653 and $520,555 respectively.

Share-based compensation

Share-based compensation

ASC 718 “Compensation — Stock Compensation” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

Share-based compensation amounted to approximately $nil, $630,000 and $nil million for the years ended December 31, 2025, 2024 and 2023, respectively.

Inventory

Inventory

Inventories which comprise mainly of merchandise products sold through the Company’s e-commerce business platform are primarily accounted for using the first-in-first-out (“FIFO”) method of accounting. Inventories are measured at the lower of cost and net realizable value. The Company estimates the net realizable value of inventories based on an assessment of expected sales prices. Demand levels and pricing competition could change from time to time. If such factors result in an adverse effect on the Company’s products, the Company might be required to reduce the value of its inventories. There is no allowance of obsolete stocks recognized for the financial years ended December 31, 2025, 2024 and 2023.

Intangible assets

Intangible assets

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed on a straight-line basis over the estimated periods benefited. Software, technology, and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Leasehold improvements and equipment, net

Leasehold improvements and equipment, net

Leasehold improvements and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expense; major additions to physical properties are capitalized.

Depreciation of leasehold improvements is provided using the straight-line method over the shorter of the remaining lease term or their estimated useful lives. Except for leasehold improvements, depreciation of equipment is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Impairment of Intangible and Long-Lived Assets

Impairment of Intangible and Long-Lived Assets

The Company tests its intangible and long-lived assets for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others and without limitation: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s stock price and market capitalization; a significant adverse change in legal factors or in the business climate of the Company’s segments; unanticipated competition; and slower growth rates.

The Company conducted an impairment assessment and concluded that the estimated recoverable amounts of its long-lived assets exceeded their carrying values. This conclusion was supported by the positive projected future cash flows and overall asset recoverability at the Group level. As a result, no impairment charge was recognized.

Leases

Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. The Company records the lease expenses on a straight-line basis over the lease term.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities — current and operating lease liabilities — non-current on the balance sheets. Finance leases are included in leasehold improvements and equipment, loan payable — current and loan payable — non-current in the balance sheets.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Accounts payables and other current liabilities

Accounts payables and other current liabilities

Accounts payable and other current liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Convertible notes payable

Convertible notes payable

Upon adoption of Accounting Standards Update (“ASU”) 2020-06 on January 1, 2022, the elimination of the beneficial conversion feature (“BCF”) and cash conversion models in ASC 470-20 that requires separate accounting for embedded conversion features in convertible instruments results in the convertible debt instruments being recorded as a single liability (i.e., there is no separation of the conversion feature, and all proceeds are allocated to the convertible debt instruments as a single unit of account). Unless conversion features are derivatives that must be bifurcated from the host contracts in accordance with ASC 815-15 or, in the case of convertible debt, if the instruments are issued with a substantial premium, in the latter case, ASC 470-20-25-13 requires the substantial premium to be attributable to the conversion feature and recorded in additional paid-in capital (APIC).

The Company accounted for these Notes as a single liability-classified instrument measured at amortized cost due to the adoption of ASU 2020-06. ASC Subtopic 470-20 “Debt — Debt with Conversion and Other Options” and ASC subtopic 815-40 “Hedging — Contracts in Entity’s Own Equity”. The Company has presented these Notes in current liabilities in the accompanying balance sheets. On November 27, 2023, these Note bearers signed another agreement with the Company to provide a waiver of the right of conversion of the Note into conversion shares (Note 12).

SAFE Notes Payable

SAFE Notes Payable

The Company evaluates the Simple Agreement for Future Equity (“SAFE”) notes in accordance with ASC 480-10 and determined that the SAFEs represented an obligation that the Company must settle by issuing a variable number of its equity shares, the monetary value of which is known when entering into the SAFE. This provision requires the SAFE notes to be classified as marked-to-market liabilities. The SAFE notes are recorded as a liability at their estimated fair value.

Fair value measurements

Fair value measurements

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

●	Level 1 — Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;
●	Level 2 — Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and
●	Level 3 — Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

As of December 31, 2025 and 2024, the carrying values of the Company’s financial instruments, including cash, accounts receivable and other assets, accounts payable and other current liabilities and loan payables, approximate their fair values due to the short-term nature of these instruments.

Revenue recognition

Revenue recognition

We adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (ASC Topic 606) for all periods presented. The core principle underlying the revenue recognition of this ASU allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, we apply five-step model to recognize revenue from customer contracts. The five-step model requires that we (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy the performance obligation.

(a) Continuing operations – Packaged-tour revenues and product revenues

— Performance obligations satisfied at a point in time

Following the disposal of the Company’s Singapore grocery business in 2025, the Company’s continuing operations primarily relate to packaged-tour services, as well as product revenues from certain ongoing grocery operations in Indonesia.

For packaged tours, the Company recognizes revenue when control of the promised services is transferred to customers, which generally occurs at the point in time when the tour departs. The Company considers the bundled travel services, including transportation, accommodation and itinerary arrangements, as a single performance obligation, as these services are highly interdependent and integrated.

Revenues are measured based on the consideration that the Company expects to receive, net of discounts and incentives. Payments are generally received in advance of tour departure and are recorded as contract liabilities (deferred revenue) until the performance obligation is satisfied.

For product revenues from ongoing grocery operations, the Company recognizes revenue at a point in time when control of goods is transferred to customers, which generally occurs upon delivery.

Amounts collected on behalf of third parties, such as certain taxes or pass-through costs, are excluded from revenue.

(b) Discontinued operations – Product revenues (Singapore grocery business)

— Performance obligations satisfied at a point in time

Prior to the disposal of the Company’s Singapore grocery business in 2025, the Company generated product revenues from the sale of goods through its mobile application.

The Company accounted for such revenues on a gross basis, as it acted as a principal in these transactions, having control over the goods before transfer to customers and being primarily responsible for fulfilling the promise to provide the specified goods. The Company also considered indicators such as inventory risk, pricing discretion, and primary responsibility in accordance with ASC 606-10-55-36 through 40.

Revenue was recognized at a point in time when control of the goods was transferred to the customer, which generally occurred upon delivery.

Revenues were measured as the amount of consideration expected to be received, net of sales returns and discounts, and excluded amounts collected on behalf of third parties, including sales taxes and indirect taxes.

Customer “Assets” (E-wallet balances)

Under the grocery business model, customers could fund their accounts through the Company’s mobile application (“Assets”), which could be used to offset future purchases. “Assets” arose from (i) customer top-ups, (ii) refunds from cancellations or returns, and (iii) commissions payable to group leaders.

Such balances were initially recorded as advances from customers (contract liabilities), as no underlying sales contract existed at the time of funding.

When customers placed purchase orders, the related balances were reclassified to deferred revenue, representing the Company’s obligation to deliver goods. Deferred revenue was recognized as revenue upon delivery of the goods.

Deferred revenue recognition

The revenue deferred from the previous year and recognized in the current year amounted to $2,171,007, $1,859,990 and $1,007,494 for the years ended December 31, 2025, 2024 and 2023, respectively.

Packaged-tour revenue

— Performance obligations satisfied at a point in time

Within each contract, the Company identify whether it is principal or agent at the performance obligation level. In arrangements where the Company has substantive control over the service before transferring it to the customer, and is primarily responsible for integrating the services into the final deliverables, the Company acts as principal. The Company’s revenue on the sale of packaged-tour is reported as a gross basis, that is, the amounts billed to the customer are recorded as revenues, and amounts paid to travel supplier (such as airlines, hotels, travel buses, etc.) are recorded as cost of revenues. The Company is principal in accordance with ASC paragraphs 606-10-55-36 through 55-40 because the Company controls the packaged-tour including the underlying travel services before the services are transferred to the customer. The control is evidenced by the Company being primarily responsible to its customer and is having a level of discretion in establishing pricing.

The Company operates as a single operating segment including product revenue from the sale of goods, which represent 76% of the Company’s revenues, and sale of packaged tour, which represent 24% of the Company’s revenues. Due to the integrated structure of the Company’s business, the sale of goods revenue and sale of packaged tour revenue are combined with each other. The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company’s primary operations are in Singapore and Indonesia, and it has derived substantially all of its revenue from sales to customers in these jurisdictions.

In accordance with ASC 606-10-50-5 and ASC 280-10-50-40, the Company disaggregates revenue from contracts with customers by product and service type.

During the year ended December 31, 2025, the Company disposed of its grocery-related business, which included food and beverage, fresh produce, and lifestyle and other personal care items. These operations are presented as discontinued operations in accordance with ASC 205-20.

Accordingly, revenue disaggregation below distinguishes between continuing and discontinued operations for all periods presented.

	For the years ended December 31,
Product/Service Type	2025	Percentage of Revenue	2024	Percentage of Revenue	2023	Percentage of Revenue
Discontinued operations
Food and beverage	$1,170,458	52%	$3,782,036	51%	$3,479,998	32%
Fresh produce	1,050,384	46%	3,625,667	49%	5,436,310	50%
Lifestyle and other personal care items	48,488	2%	26,320	—%	1,932,630	18%
Total	2,269,330	100%	7,434,023	100%	10,848,938	100%

Continuing operations
Food and beverage	—	—%	27,751,764	55%	22,236,685	44%
Fresh produce	440,295	2%	8,323,343	16%	13,939,462	27%
Packaged-tour	18,393,804	98%	14,789,379	29%	14,661,085	29%
Others	—	—%	5,326	—%	—	—%
Total	$18,834,099	100%	$50,869,812	100%	$50,837,232	100%

Revenues classified by the geographic areas in which the customers were located was as follows:

	For the years ended December 31,
Product/Service Type	2025	Percentage of Total Revenue	2024	Percentage of Total Revenue	2023	Percentage of Total Revenue
Discontinued operations
Singapore	$2,269,330	100%	$7,434,023	100%	$10,848,938	100%
Total	$2,269,330	100%	$7,434,023	100%	$10,848,938	100%

Continuing operations
Singapore	$13,177,337	70%	$13,382,108	26%	$14,405,196	28%
Indonesia	5,656,762	30%	37,487,704	74%	36,432,036	72%
Total	$18,834,099	100%	$50,869,812	100%	$50,837,232	100%

During the years ended December 31, 2025, 2024 and 2023, all revenues were generated from third parties.

Cost of revenue	Cost of revenue Costs are recognized when incurred. Cost of revenue consists of direct labor, materials, freight charges and other direct costs.
Net Loss Per Share

Net Loss Per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of ordinary shares outstanding during the period. Diluted EPS is computed based on the weighted average number of ordinary shares plus the effect of dilutive potential ordinary shares outstanding during the period using the treasury stock method and as if converted method. Dilutive potential ordinary shares include outstanding restricted stock units.

For the years ended December 31, 2025, 2024 and 2023, respectively, the restricted stock units were excluded from the computation of diluted net loss per share as the result was anti-dilutive.

Income Taxes

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company conducts its businesses in Singapore and Indonesia, and is subject to tax in these jurisdictions. As a result of its business activities, the Company will file separate tax returns in those countries that are subject to examination by the foreign tax authorities.

Related Parties	Related Parties The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions and balances.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments clarify that a contractual restriction on the sale of an equity security is not part of the unit of account of the equity security and therefore should not be considered in measuring fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions. As an emerging growth company that has elected to use the extended transition period for complying with new or revised accounting standards, the Company adopted this standard for the year ended December 31, 2025. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In March 2023, the FASB issued ASU 2023-03, which amends various SEC paragraphs in the Accounting Standards Codification in response to SEC Staff Accounting Bulletin No. 120 and other SEC staff announcements and guidance. Because this ASU does not provide new accounting guidance, its adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments require enhanced disclosures about significant segment expenses, the Chief Operating Decision Maker (“CODM”), and how the CODM uses reported measures of segment profit or loss to assess performance and allocate resources. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this guidance, and the adoption did not have a material impact on the Company’s consolidated financial statements other than additional disclosure requirements, if applicable.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments require enhanced annual disclosures, including more disaggregated information in the effective tax rate reconciliation and additional information about income taxes paid. The amendments are effective for annual periods beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact that adoption of this guidance will have on its consolidated financial statement disclosures.

In March 2024, the FASB issued ASU 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. The amendments are intended to improve clarity and operability in determining whether profits interest awards and similar awards should be accounted for under Topic 718. The amendments are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements. The amendments remove references to various FASB Concepts Statements from the Codification. The amendments are effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require additional disclosures about specific natural expense categories included in the income statement captions presented by an entity. In January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this guidance will have on its consolidated financial statement disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The amendments clarify the accounting for certain settlements of convertible debt instruments that occur pursuant to an induced conversion offer. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The amendments improve the requirements for identifying the accounting acquirer in the acquisition of a variable interest entity that meets the definition of a business. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments address the application of Topic 326 to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. The amendments refine the derivatives scope guidance and clarify the accounting for share-based noncash consideration received from a customer in a revenue contract. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

Except as described above, the Company does not believe that any other recently issued accounting standards, if currently adopted, would have a material effect on its consolidated financial position, results of operations, cash flows, or related disclosures.